Income Taxes - Components of the provison for income taxes (Details) - Archer Aviation Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
State					$ 1
Total current					1
Total income tax provision	$ 0	$ 0	$ 2	$ 0	$ 1	$ 0